Note 2 - Summary of Significant Accounting Policies (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Outstanding - Number of options	5,058,525	1,323,782	817,116
Outstanding - Weighted average exercise price (in Dollars per share)	$ 7.29	$ 3.02	$ 2.80
Exercisable at December 31, 2011	2,281,246
Exercisable at December 31, 2011 (in Dollars per share)	$ 6.06
Exercisable at December 31, 2011	7.83
Exercisable at December 31, 2011 (in Dollars)	$ 8,745,000
Expected to vest after December 31, 2011	4,682,853
Expected to vest after December 31, 2011 (in Dollars per share)	$ 15.36
Expected to vest after December 31, 2011	9.04
Expected to vest after December 31, 2011 (in Dollars)	3,669,000
Options granted - Number	3,173,900	4,172,687	772,239
Options granted - Weighted average exercise price (in Dollars per share)	$ 19.64	$ 8.45	$ 3.20
Options forfeited - Number	(402,220)	(242,633)	(265,573)
Options forfeited - Weighted average exercise price (in Dollars per share)	$ 12.22	$ 6.88	$ 2.89
Options exercised - Number	(458,901)	(195,311)	0
Options exercised- Weighted average exercise price (in Dollars per share)	$ 5.00	$ 3.50	$ 0
Outstanding - Number of options	7,371,304	5,058,525	1,323,782
Outstanding - Weighted average exercise price (in Dollars per share)	$ 12.48	$ 7.29	$ 3.02
Outstanding - Weighted average remaining contractual life	8.66
Outstanding - Aggregate intrinsic value (in Dollars)	$ 12,725,000